Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of changes in provisions

					2024	2023
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	9,912	22,294	760	23,821	56,787	43,897
Additions	272	7,723	1,433	3,697	13,125	20,957
Reversals	(1,612)	(7,768)	-	(5,653)	(15,033)	(7,065)
Interest accrual	623	1,472	79	228	2,402	455
Payments	(15)	(2,727)	(20)	(1,564)	(4,326)	(6,966)
Foreign exchange effects	(1,993)	(4,190)	(70)	(1,474)	(7,727)	4,029
Other	(83)	605	(118)	-	404	1,480
Balance at the end of the year	7,104	17,409	2,064	19,055	45,632	56,787

Schedule of provisions

			2024			2023
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(1,118)	8,222	7,104	(1,372)	11,284	9,912
Labor	(985)	18,394	17,409	(1,810)	24,104	22,294
Civil	-	2,064	2,064	-	760	760
Environmental	-	19,055	19,055	-	23,821	23,821
Balance at the end of the year	(2,103)	47,735	45,632	(3,182)	59,969	56,787

Schedule of provisions and judicial deposits

	2024	2023
Tax (i)	110,165	133,038
Labor (ii)	24,530	48,274
Civil (iii)	17,821	12,823
Environmental (iv)	106,799	124,773
	259,315	318,908